Non-financial assets and liabilities - Additional Information, property plant and equipment (Details)	12 Months Ended
Jun. 30, 2025
Plant and Equipment | Bottom of range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Plant and Equipment | Top of range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	15 years
Office Furniture and Equipment | Bottom of range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Office Furniture and Equipment | Top of range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	20 years
Computer Hardware and Software | Bottom of range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Computer Hardware and Software | Top of range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	5 years